COMMITMENTS AND CONTINGENT LIABILITIES (Book Value of Assets with Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Total book value	$ 656,000	$ 697,000
Vessels under finance lease, net
Other Commitments [Line Items]
Total book value	$ 656,000	$ 697,000